NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET INCOME PER SHARE
NET INCOME PER SHARE

18. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted (loss) income per share	(99,941)	(62,712)	3,002
Denominator:
Denominator for basic (loss) income per share weighted average ordinary shares outstanding	43,505,175	44,372,326	46,654,853
Denominator for diluted (loss) income per share weighted average ordinary shares outstanding	43,505,175	44,372,326	46,654,853

Basic (loss) income per share	(2.30)	(1.41)	0.06
Diluted (loss) income per share	(2.30)	(1.41)	0.06

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the year.